Payments due by period of lease liabilities under the Company’s non-cancellable operating leases as of September 30, 2022, were as follows: (Details)	Sep. 30, 2022 USD ($)
Following Table Provides Summary Of Leases By Balance Sheet Category As Of September 30 2022
2022 (remaining)	$ 167,000
2023	682,000
2024	693,000
2025	609,000
2026	51,000
2027
Total lease payments	2,202,000
Less interest	(260,000)
Present value of lease liabilities	$ 1,942,000